Non-cash stock-based compensation	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Non-cash stock-based compensation

Note 16. Non-cash stock-based compensation

Detail of Cellectis equity awards

Holders of vested Cellectis stock options and warrants are entitled to exercise stock options and warrants to purchase Cellectis ordinary shares at a fixed exercise price established at the grant date during their contractual term of the awards.

For stock options and warrants, we estimate the fair value of awards on the grant date, or other measurement date, if applicable, using the Black-Scholes option-pricing model. This model requires the use of subjective assumptions, including expected stock price volatility, expected term, dividend yield, and the forfeiture rate. We estimate expected stock price volatility based on historical closing prices of Cellectis ordinary shares over a period corresponding to the expected term of the award. The expected term represents the period during which the awards are expected to remain outstanding and is determined using the simplified method. The risk-free interest rate is based on French government securities with maturities similar to the expected term of the awards in effect at the grant date. We have never declared or paid cash dividends and do not currently anticipate paying cash dividends in the foreseeable future. Accordingly, an expected dividend yield of zero was used in determining the fair value of the awards. Stock options and warrants may be granted with an exercise price equal to or greater than the fair market value of Cellectis ordinary shares on the grant date and generally vest over a four-year period. Stock options and warrants generally expire ten years after the grant date.

Stock options

The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows for the six-month periods ended June 30, 2025 and June 30, 2026:

For the six-month period ended June 30,
2025	2026

Weighted-Average fair values of stock options granted	0.87€	2.02€
Assumptions:
Risk-free interest rate	2.78% - 2.95%	2.92% - 3.24%
Share entitlement per options	1	1
Exercise price	1.26€ - 1.56€	3.12€ - 3.49€
Underlying stock price at grant date	1.26€-1.52€	2.97€-3.38€
Expected volatility	65.0%- 65.9%	71.3%- 71.9%
Expected term (in years)	5.93 - 6.12	5.93 - 6.17
Vesting conditions	Performance & Service	Performance & Service
Vesting period	Graded	Graded

Stock options granted to our executive officers and Chairman of the Board of Directors are subject to non-market performance conditions comprising a combination of financial, manufacturing, and clinical objectives.

Stock option activity was as follows:

	Options Outstanding	Weighted-Average Exercise Price Per Share (in €)	Remaining Average contractual Life (in years)

Balance as of January 1, 2025	12,519,294	16.16	4.6
Granted	6,193,533	1.44	-
Exercised	-	-	-
Forfeited or Expired	(1,409,323)	36.87	-

Balance as of June 30, 2025	17,303,505	9.20	6.4

Balance as of January 1, 2026	16,040,242	7.71	6.4
Granted	5,428,363	3.34	-
Exercised	(111,821)	1.56	-
Forfeited or Expired	(1,823,547)	17.06	-

Balance as of June 30, 2026	19,533,237	5.66	7.3

Share-based compensation expense related to Cellectis' stock option awards was $3.9 million and $2.0 million for the six-month periods ended June 30, 2026, and 2025, respectively.

On January 29, 2026, the Board of Directors granted 3,116,913 stock options to executive officers and the Chairman of the Board of Directors. These stock options vest over a three-year period based on both service and non-market performance conditions. On the same date, the Board of Directors also granted 47,500 stock options to non-executive employees. These stock options vest over a four-year period based on service conditions.

On March 19, 2026, the Board of Directors granted 2,233,950 stock options to non-executive employees. These stock options vest over a four-year period based on service conditions.

On May 11, 2026, the Board of Directors granted 30,000 stock options to non-executive employees. These stock options vest over a four-year period based on service conditions.

As of June 30, 2026, a total of 9,085,548 stock options were exercisable at a weighted average exercise price of €9.25.

As of June 30, 2025, a total of 8,649,648 stock options were exercisable at a weighted average exercise price of €16.65.

Warrants

No warrants were granted during the six-month periods ended June 30, 2026 and 2025.

Warrants activity was as follows:

	Warrants Outstanding	Weighted-Average Exercise Price Per Share (in €)	Remaining Average Useful Life (in years)

Balance as of January 1, 2025	338,875	26.69	1.4
Granted	-	-	-
Exercised	-	-	-
Forfeited or Expired	(50,000)	- 38.45	-

Balance as of June 30, 2025	288,875	24.70	1.0

Balance as of January 1, 2026	169,500	14.25	4.8
Granted	-	-	-
Exercised	-	-	-
Forfeited or Expired	(26,500)	27.37	-

Balance as of June 30, 2026	143,000	11.82	5.2

As of June 30, 2026, a total of 100,813 warrants were exercisable at a weighted average exercise price of €15.69.

As of June 30, 2025, a total of 288,875 warrants were exercisable at a weighted average exercise price of €24.70.

Free shares

The free shares granted since 2021 are subject to a three-year vesting period for all employees based on service conditions. Free shares granted to executive officers are also subject to non-market performance conditions comprising a combination of financial, manufacturing, and clinical objectives.

Free shares activity was as follows:

	Number of Free shares Outstanding	Weighted-Average Grant Date Fair Value (in €)

Unvested balance as of January 1, 2025	509,295	2.84
Granted	-	-
Vested	(231,356)	2.63
Cancelled	(13,894)	2.91

Unvested balance as of June 30, 2025	264,045	3.01

Unvested balance as of January 1, 2026	251,946	3.02
Granted	-	-
Vested	(246,749)	3.02
Cancelled	(5,197)	3.02

Unvested balance as of June 30, 2026	-	-

The fair value of free shares is based on the closing price of our ordinary shares at grant date. We have never declared or paid cash dividends and do not currently anticipate paying cash dividends in the foreseeable future. Accordingly, an expected dividend yield of zero was used in determining the fair value of the awards.

Share-based compensation expense related to Cellectis's free shares awards was $0.0 million and $0.2 million for the six-month periods ended June 30, 2026 and 2025, respectively.